Document and Entity Information	Aug. 11, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	PUBLIC SERVICE COMPANY OF OKLAHOMA
Entity File Number	0-343
Entity Incorporation, State or Country Code	OK
Entity Tax Identification Number	73-0410895
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000081027
Amendment Flag	false